Summary of Significant Accounting Policies - Narrative (Details) $ / shares in Units, shares in Millions, $ in Millions	Apr. 30, 2018 USD ($) $ / shares shares	Apr. 13, 2018
Class of Stock [Line Items]
Shares of common stock issued upon conversion (in shares)	24.6
Reverse stock split ratio		0.2
IPO
Class of Stock [Line Items]
Number of shares issued (in shares)	6.9
Initial price per share in IPO (in USD per share) | $ / shares	$ 16.00
Net proceeds received from IPO | $	$ 100.2
IPO - Over-Allotment Option
Class of Stock [Line Items]
Number of shares issued (in shares)	0.9